Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

12. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income are as follows:

millions of Canadian dollars	Unrealized (loss) gain on translation of self-sustaining foreign operations	Net change in net investment hedges	(Losses) gains on derivatives recognized as cash flow hedges	Net change on available-for-sale investments	Net change in unrecognized pension and post-retirement benefit costs	Total AOCI
For the year ended December 31, 2017
Balance, January 1, 2017	$486	$(49)	$(21)	$(1)	$(309)	$106
Other comprehensive income (loss) before reclassifications	(457)	97	10	5	-	(345)
Amounts reclassified from accumulated other comprehensive income loss	-	-	8	(1)	44	51
Net current period other comprehensive income (loss)	(457)	97	18	4	44	(294)
Other	-	-	-	-	-	-
Balance, December 31, 2017	$29	$48	$(3)	$3	$(265)	$(188)

millions of Canadian dollars	Unrealized (loss) gain on translation of self-sustaining foreign operations	Net change in net investment hedges	(Losses) gains on derivatives recognized as cash flow hedges	Net change on available-for-sale investments	Net change in unrecognized pension and post-retirement benefit costs	Total AOCI
For the year ended December 31, 2016
Balance, January 1, 2016	$490	$-	$(35)	$-	$(318)	$137
Other comprehensive income (loss) before reclassifications	35	(49)	11	3	-	-
Amounts reclassified from accumulated other comprehensive income loss (gain)	-	-	11	(4)	12	19
Equity method reclassification adjustments	(35)	-	(8)	-	(3)	(46)
Net current period other comprehensive income (loss)	-	(49)	14	(1)	9	(27)
Other	(4)	-	-	-	-	(4)
Balance, December 31, 2016	$486	$(49)	$(21)	$(1)	$(309)	$106

The reclassifications out of accumulated other comprehensive income (loss) are as follows:

For the		Year ended December 31
millions of Canadian dollars		2017	2016
	Affected line item in the Consolidated Financial Statements	Amounts reclassified from AOCI
Equity method reclassification adjustments
	Investments subject to significant influence	$-	$54
Total before tax		-	54
	Deferred income taxes	-	(8)
Total net of tax		$-	$46
Losses (gain) on derivatives recognized as cash flow hedges
Power and gas swaps	Non-regulated fuel for generation and purchased power	$(3)	$(2)
Interest rate swaps	Income from equity investments	-	1
Foreign exchange forwards	Operating revenue - regulated	10	12
Total before tax		7	11
	Income tax recovery (expense)	1	-
Total net of tax		$8	$11
Net change in available-for-sale investments
	Other income (expenses), net	$(1)	$(4)
Total before tax		(1)	(4)
	Income tax recovery (expense)	-	-
Total net of tax		$(1)	$(4)
Net change in unrecognized pension and post-retirement benefit costs
Actuarial losses (gains)	Operating, maintenance and general (“OM&G”)	$40	$41
Past service costs (gains)	OM&G	(8)	(9)
Amounts reclassified into obligations	Pension and post-retirement benefits	11	(17)
Total before tax		43	15
	Income tax recovery (expense)	1	(3)
Total net of tax		$44	$12
Total reclassifications out of AOCI, net of tax, for the period		$51	$65